Label	Element	Value
VanEck Natural Resources ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Natural Resources ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 8, 2023 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN INDEX, INVESTMENT OBJECTIVE
AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck ETF Trust (the “Trust”) regarding VanEck Natural Resources ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on December 1, 2023, the Board of Trustees of the Trust considered and unanimously approved: (i) changing the Fund’s benchmark index from the VanEck® Natural Resources Index to the MarketVectorTM Global Natural Resources Index; (ii) changing the Fund’s investment objective; and (iii) changing the Fund’s principal investment strategy.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the VanEck® Natural Resources Index. Accordingly, after the close of trading on the NYSE Arca, Inc. on or about March 15, 2024 (the “Effective Date”), the Fund will seek to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVectorTM Global Natural Resources Index. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Strategy [Heading]	rr_StrategyHeading	Effective on the Effective Date, all references in the Fund’s Summary Prospectus, Prospectus and the current SAI to the “VanEck Natural Resources Index” will be deleted and replaced with the “MarketVector Global Natural Resources Index.”In connection with the change to the Fund’s benchmark index, investment objective and principal investment strategy, on the Effective Date, the “Summary Information – Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The MarketVector Global Natural Resources Index (the “Natural Resources Index” or the “Index”) is a global index that tracks the performance of Natural Resources Companies. “Natural Resources Companies” are companies involved in activities related to raw materials and commodities, including metals, energy sources and agricultural products, together “natural resources activities.” To be initially eligible for inclusion in the Index, a company must generate at least 50% of its revenue from natural resources activities. The Index selects Natural Resources Companies from the following sub-themes: agriculture, energy, renewable energy, industrial metals, precious metals, and forest and paper products. These sub-themes are subject to change at the discretion of MarketVector Indexes GmbH (the “Index Provider” or “MarketVector”). The Index is weighted by modified market capitalization and is published by the Index Provider, a wholly owned subsidiary of the Adviser.

The agriculture sub-theme includes companies involved in agri-chemicals, fertilizers, seeds, traits, farm and irrigation equipment, livestock, and cultivation, among other agriculture-related activities. The energy sub-theme includes companies involved in non-renewable energy sources encompassing upstream, midstream, and downstream operations. The renewable energy sub-theme includes companies involved in energy storage and the operational activities and generation of energy from sustainable energy sources including, but not limited to, solar, wind, hydro, geothermal, and hydrogen. The industrial metals sub-theme includes companies involved in the production of metals including, but not limited to, aluminum, copper, ferrous metals, nickel, and uranium. The precious metals sub-theme includes companies that are involved in the production of gold, silver, palladium, platinum, and/or diamonds. The forest and paper products sub-theme includes companies involved in the production of timber, paper, and paper-based containers as well as those companies servicing the industry.

As of November 24, 2023, the Index included securities of 116 companies with a market capitalization range of between approximately $422.3 billion and $2.9 billion and a weighted average market capitalization of $89.2 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Natural Resources Index by investing in a portfolio of securities that generally replicates the Natural Resources Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Natural Resources Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Natural Resources Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Natural Resources Index concentrates in an industry or group of industries. As of November 24, 2023, each of the basic materials, energy and industrials sectors represented a significant portion of the Index.

Risk [Heading]	rr_RiskHeading	Additionally, the “Natural Resources Companies Risk” under the “Summary Information - Principal Risks of Investing in the Fund” section of the Fund’s Prospectus, the first paragraph of the “Natural Resources Companies Risk” under the “Additional Information About the Fund’s Investment Strategies and Risks - Risks of Investing in the Fund” section of the Fund’s Prospectus and the “Natural Resources Companies Risk” under the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus will be deleted and replaced with the following:
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Natural Resources ETF | Natural Resources Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives, industrial metals, energy, forest and paper products, precious metals and renewable energy, can be significantly affected by events relating to these industries, including international, political, and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply of and demand for natural resources and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in these industries may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.